Cash and Cash Equivalents (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Cash and cash equivalents [abstract]
Cash and deposits	¥ 462,890	¥ 243,324
Short-term investments	239,203	51,198
Total	¥ 702,093	¥ 294,522	¥ 319,455	¥ 451,426